PROPERTY, EQUIPMENT AND SOFTWARE (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, equipment and software
Less: accumulated depreciation and amortization			¥ (1,253,759,503)		¥ (1,658,282,084)
Total net book value	$ 863,086,613		5,591,960,081		5,615,500,429
Depreciation	$ 75,281,051	¥ 489,801,100	461,391,147	¥ 255,966,352
Building
Property, equipment and software
Original value			5,148,644,010		5,162,445,022
Computer equipment
Property, equipment and software
Original value			731,530,644		926,427,543
Website-related equipment
Property, equipment and software
Original value			536,705,335		637,528,902
Furniture and fixtures
Property, equipment and software
Original value			178,703,320		232,846,204
Software
Property, equipment and software
Original value			124,082,233		166,758,939
Leasehold improvements
Property, equipment and software
Original value			115,997,785		140,221,796
Construction in progress
Property, equipment and software
Original value			¥ 10,056,257		¥ 7,554,107